Voya Large Cap Value Fund Average Annual Total Returns - Class A C I R R6 and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.79%	9.81%	8.35%
Performance Inception Date		Dec. 18, 2007
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.21%	6.85%	5.87%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.23%	7.24%	6.13%
Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class A | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.37%	8.68%	8.49%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.68%	10.29%	8.34%
Performance Inception Date		Feb. 19, 2008
Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class C | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.37%	8.68%	8.49%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			16.90%	11.49%	9.37%
Performance Inception Date		Mar. 31, 2010
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class I | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.37%	8.68%	8.49%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			16.25%	10.89%	8.76%
Performance Inception Date		Aug. 05, 2011
Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.37%	8.68%	8.49%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			16.90%	11.51%	9.39%
Performance Inception Date		May 31, 2013
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R6 | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.37%	8.68%	8.49%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			16.85%	11.42%	9.28%
Performance Inception Date		Jun. 01, 2009
Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class W | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.37%	8.68%	8.49%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.